Debt	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Debt	Debt
Debt consisted of the following as of June 30, 2022 and December 31, 2021, respectively (in thousands):

	June 30, 2022	December 31, 2021
Unsecured revolving credit facility	$65,000	$—
Unsecured term loans	500,000	500,000
Unsecured senior notes	2,550,000	2,550,000
Fixed rate mortgages	—	—
	$3,115,000	$3,050,000
Deferred financing costs, net	(16,426)	(17,975)
Discount, net	(3,931)	(3,903)
Total	$3,094,643	$3,028,122
Unsecured Credit Agreement
Unsecured Revolving Credit Facility due 2025
On October 6, 2021, we entered into a third amended and restated revolving credit and term loan agreement (the “Credit Agreement”), which includes an unsecured revolving credit facility in an aggregate maximum principal amount of $1.0 billion (the “Revolver”) and a term loan facility in an aggregate maximum principal amount of $300.0 million (the “Term Loan”). The Credit Agreement extended the maturities of the unsecured revolving credit facility and the unsecured term loan to October 31, 2025. The maximum principal amount of the Unsecured Credit Agreement may be increased by up to $750.0 million, subject to certain conditions, for a total principal amount of $2.05 billion. Borrowings under the Revolver bear interest at a per annum rate equal to LIBOR plus a margin ranging from 0.725% to 1.40% based on our credit rating. We are also required to pay a facility fee on the aggregate commitments under the Revolver at a per annum rate ranging from 0.125% to 0.30% based on our credit rating. We incurred financing costs of $6.2 million in relation to the credit facility, which are being amortized through the maturity date. As of June 30, 2022, we had $65.0 million outstanding under this unsecured revolving credit facility. The                                                 margin associated with our borrowings was 0.85% per annum and the facility fee was 0.20% per annum. All amounts outstanding under the Revolver were fully repaid on July 20, 2022 as part of the Merger.
Unsecured Term Loan due 2025
Under the Unsecured Credit Agreement as noted above, we have a $300.0 million unsecured term loan, guaranteed by HTA, with a maturity date of October 31, 2025. Borrowings under this unsecured term loan bear interest at a per annum rate equal to LIBOR, plus a margin ranging from 0.80% to 1.60% per annum based on our credit rating. The margin associated with our borrowings as of June 30, 2022 was 0.95% per annum. We incurred financing costs of $1.8 million in relation to the unsecured term loan, which are being amortized through the maturity date. We have interest rate swaps hedging the floating interest rate, which resulted in a fixed rate of 2.37% per annum, based on our current credit rating. The current hedging arrangement matures on February 1, 2023. As of June 30, 2022, we had $300.0 million under this unsecured term loan outstanding. This loan was fully repaid on July 20, 2022 as part of the Merger.
Unsecured Term Loan Agreement due 2023
On May 13, 2022, we entered into a new $1.125 billion term loan agreement (the “Term Loan Agreement”) which includes an unsecured term loan facility in an aggregate principal amount not to exceed $1.125 billion (the “Term Loan Facility”). The Term Loan Facility is scheduled to mature on May 13, 2023. We have the right to extend the maturity date to May 13, 2024, pursuant to the Term Loan Agreement. Borrowings under the Term Loan Facility will bear interest at either the “Base Rate” or the “Adjusted Term SOFR Rate” upon our request as follows; (i) The Base Rate is equal to the greatest of the prime rate plus 1/2 of 1%, and a rate based on the Federal Reserve Bank of New York’s secured overnight term loan financing rate plus 1%, plus in any case a margin ranging from 0.00% to 0.600% per annum based on our credit rating or (ii) The “Adjusted Term SOFR Rate” is equal to a rate based on the Federal Reserve Bank of New York’s secured overnight term loan financing rate plus 0.10%, plus a margin ranging from 0.800% to 1.600% per annum based on our credit rating. We incurred financing costs of $1.8 million in relation to the Term Loan Facility, which are being amortized through the maturity date. On July 14, 2022, HTALP and HTA drew the full amount of the Term Loan Facility to fund the Special Distribution Payment pursuant to the terms of the Merger Agreement with HR.
$200.0 Million Unsecured Term Loan due 2024
In 2018, HTALP entered into a modification of our $200.0 million unsecured term loan previously due in 2023. The modification decreased pricing at our current credit rating by 65 basis points and extended the maturity date to January 15, 2024. The other material terms of the unsecured term loan prior to the modification remained substantially unchanged. Borrowings under the unsecured term loan accrue interest at a rate equal to LIBOR, plus a margin ranging from 0.75% to 1.65% per annum based on our credit rating. The margin associated with our borrowings as of June 30, 2022 was 1.00% per annum. HTALP had interest rate swaps on the balance, which resulted in a fixed interest rate at 2.32% per annum. As of June 30, 2022, we had $200.0 million under this unsecured term loan outstanding. This loan was fully repaid on July 20, 2022 as part of the Merger.
$600.0 Million Unsecured Senior Notes due 2026
In September 2019, in connection with the $650.0 million unsecured senior notes due 2030 referenced below, HTALP issued $250.0 million as additional unsecured senior notes to the $350.0 million aggregate principal of senior notes issued on July 12, 2016, all of which are guaranteed by HTA. These unsecured senior notes are registered under the Securities Act, and bear interest at 3.50% per annum which is payable semi-annually. Additionally, these unsecured senior notes were offered at 103.66% and 99.72%, respectively, of the principal amount thereof, with an effective yield to maturity of 2.89% and 3.53% per annum, respectively. As of June 30, 2022, we had $600.0 million of these unsecured senior notes outstanding that mature on August 1, 2026.
$500.0 Million Unsecured Senior Notes due 2027
In 2017, HTALP issued $500.0 million of unsecured senior notes that are guaranteed by HTA. These unsecured senior notes are registered under the Securities Act, and bear interest at 3.75% per annum which is payable semi-annually. Additionally, these unsecured senior notes were offered at 99.49% of the principal amount thereof, with an effective yield to maturity of 3.81% per annum. As of June 30, 2022, we had $500.0 million of these unsecured senior notes outstanding that mature on July 1, 2027.
$650.0 million Unsecured Senior Notes due 2030
In September 2019, in connection with the $250.0 million additional unsecured senior notes due 2026 referenced above, HTALP issued $650.0 million of unsecured senior notes that are guaranteed by HTA. These unsecured senior notes are registered under the Securities Act, and bear interest at 3.10% per annum which is payable semi-annually. Additionally, these unsecured senior notes were offered at 99.66% of the principal amount thereof, with an effective yield to maturity of 3.14% per annum. Proceeds from the issuance of $900.0 million of these notes were used, in part, to redeem a total of $700.0 million of unsecured senior notes. During the year ended December 31, 2019, the make-whole fees required per the terms of the indenture agreements upon our calling the notes totaling $18.3 million was recorded in loss on extinguishment of debt in the accompanying consolidated statements of operations. As of June 30, 2022, HTALP had $650.0 million of these unsecured senior notes outstanding that mature on February 15, 2030.
$800.0 million Unsecured Senior Notes due 2031
In September 2020, HTALP issued $800.0 million of unsecured senior notes that are guaranteed by HTA. These unsecured senior notes are registered under the Securities Act, and bear interest at 2.00% per annum which is payable semi-annually. Additionally, these unsecured senior notes were offered at 99.20% of the principal amount thereof, with an effective yield to maturity of 2.09% per annum. We incurred financing costs of $6.8 million in relation to this transaction, which are being amortized through the maturity date. Proceeds from the issuance of these unsecured notes were used, in part, to redeem $300.0 million of unsecured senior notes. During the year ended December 31, 2020, the make-whole fee that was required per the terms of the indenture agreement upon our calling the notes of $24.7 million was recorded in loss on extinguishment of debt in the accompanying consolidated statements of operations. As of June 30, 2022, we had $800.0 million of these unsecured senior notes outstanding that mature on March 15, 2031.
Future Debt Maturities
The following table summarizes the debt maturities and scheduled principal repayments of our indebtedness as of June 30, 2022 (in thousands):

Year	Amount
2022	$—
2023	—
2024	200,000
2025	365,000
2026	600,000
Thereafter	1,950,000
Total	$3,115,000
Deferred Financing Costs
In February 2022, as part of the $1.7 billion bridge financing commitment secured in connection with the Merger, we incurred commitment fees of approximately $5.4 million. In May 2022, this financing commitment was replaced with a $1.125 billion unsecured Term Loan Facility (see above for more details of this transaction) with the remaining unamortized commitment fees written off, causing a loss on extinguishment of debt of $3.6 million. With the new Term Loan Facility we incurred approximately $1.8 million in financing costs, which will be amortized through the expiration date of May 13, 2023.
As of June 30, 2022, the future amortization of our deferred financing costs is as follows (in thousands):

Year	Amount
2022	$1,554
2023	3,107
2024	2,725
2025	2,604
2026	1,839
Thereafter	4,597
Total	$16,426

Debt Covenants
We are required by the terms of our applicable loan agreements to meet various affirmative and negative covenants that we believe are customary for these types of facilities, such as limitations on the incurrence of debt by us and our subsidiaries that own unencumbered assets, limitations on the nature of HTALP’s business, and limitations on distributions by HTALP and its subsidiaries that own unencumbered assets. Our loan agreements also impose various financial covenants on us, such as a maximum ratio of total indebtedness to total asset value, a minimum ratio of EBITDA to fixed charges, a minimum tangible net worth covenant, a maximum ratio of unsecured indebtedness to unencumbered asset value, rent coverage ratios and a minimum ratio of unencumbered Net Operating Income to unsecured interest expense. As of June 30, 2022, we believe that we were in compliance with all such financial covenants and reporting requirements. In addition, certain of our loan agreements include events of default provisions that we believe are customary for these types of facilities, including restricting us from making dividend distributions to our stockholders in the event we are in default thereunder, except to the extent necessary for us to maintain our REIT status. We have also concluded as of June 30, 2022, that we were not aware of non-compliance with any of our financial or non-financial covenants in light of the ongoing COVID-19 pandemic.